Employee Benefits Expense	12 Months Ended
Dec. 31, 2023
EMPLOYEE BENEFITS EXPENSE.
Employee Benefits Expense

30.  EMPLOYEE BENEFITS EXPENSE

The detail of employee expenses for the years ended December 31, 2023, 2022, and 2021, is as follows:

	For the years ended December 31,
	2023	2022	2021
Employee Benefits Expense	ThCh$	ThCh$	ThCh$
Wages and salaries	(146,824,150)	(141,118,974)	(129,759,535)
Post-employment benefit obligations expense	(1,454,028)	(1,394,294)	(1,099,554)
Social security and other contributions	(15,071,705)	(14,545,508)	(13,059,172)
Other employee expenses(*)	(9,437,917)	(1,180,617)	(19,426,893)
Total Employee Benefits Expenses	(172,787,800)	(158,239,393)	(163,345,154)

(*) In 2023, this item includes an amount of ThCh$3,700,000 for restructuring expenses and provisions. In 2021 this item includes an amount of ThCh$17,602,579 for restructuring expenses and provisions associated with the Group's digitization strategy for the period 2021-2024, which enables the adoption of new work and operation models and demands new skills and knowledge to make processes even more efficient.